Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Horizon Kinetics Blockchain Development ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Blockchain Development ETF
Class Name	Horizon Kinetics Blockchain Development ETF
Trading Symbol	BCDF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Blockchain Development ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/bcdf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Blockchain Development ETF	$45	0.85%
[1]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
Net Assets	$ 18,642,944
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$18,642,944
Number of Holdings	29
Portfolio Turnover	5%

Holdings [Text Block]

Security Type	(%)
Common Stocks	90.7%
Exchange Traded Funds	0.1%
Cash & Other	9.2%

Top 10 Issuers	(%)
TMX Group Ltd.	6.4%
Cboe Global Markets, Inc.	6.1%
Intercontinental Exchange, Inc.	5.9%
Galaxy Digital, Inc.	5.6%
Deutsche Boerse AG	5.5%
Urbana Corp.	5.4%
Nasdaq, Inc.	5.3%
Singapore Exchange Ltd.	4.8%
CACI International, Inc.	4.3%
Tradeweb Markets, Inc.	4.1%

Top Ten Countries	(%)
United States	53.2%
Canada	11.8%
Japan	5.6%
Germany	5.5%
Singapore	4.8%
United Kingdom	3.7%
Australia	3.6%
Netherlands	1.4%
Greece	0.7%
Cash & Other	9.7%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/bcdf/
Horizon Kinetics Energy and Remediation ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Energy and Remediation ETF
Class Name	Horizon Kinetics Energy and Remediation ETF
Trading Symbol	NVIR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Energy and Remediation ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/nvir/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Energy and Remediation ETF	$42	0.85%
[2]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
Net Assets	$ 3,805,011
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,805,011
Number of Holdings	38
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(%)
Energy	74.3%
Industrial	21.1%
Basic Materials	2.3%
Consumer, Non-cyclical	1.5%
Cash & Other	0.8%

Top 10 Issuers	(%)
Exxon Mobil Corp.	6.9%
Texas Pacific Land Corp.	6.4%
Williams Cos., Inc.	6.0%
EQT Corp.	5.7%
Cheniere Energy, Inc.	5.0%
Expand Energy Corp.	4.4%
Suncor Energy, Inc.	3.4%
Itron, Inc.	3.2%
PrairieSky Royalty Ltd.	3.2%
CES Energy Solutions Corp.	3.2%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/nvir/
Horizon Kinetics Inflation Beneficiaries ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Inflation Beneficiaries ETF
Class Name	Horizon Kinetics Inflation Beneficiaries ETF
Trading Symbol	INFL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Inflation Beneficiaries ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/infl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Inflation Beneficiaries ETF	$45	0.85%
[3]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
Net Assets	$ 1,258,453,758
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,258,453,758
Number of Holdings	46
Portfolio Turnover	3%

Holdings [Text Block]

Security Type	(%)
Common Stocks	95.6%
Cash & Other	4.4%

Top 10 Issuers	(%)
Wheaton Precious Metals Corp.	8.0%
Landbridge Co. LLC	6.7%
Texas Pacific Land Corp.	5.2%
Intercontinental Exchange, Inc.	4.9%
Viper Energy, Inc.	4.8%
PrairieSky Royalty Ltd.	4.4%
Franco-Nevada Corp.	4.3%
Deutsche Boerse AG	4.0%
Cameco Corp.	3.5%
Cheniere Energy, Inc.	3.4%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/infl/
Horizon Kinetics Japan Owner Operator ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Japan Owner Operator ETF
Class Name	TF
Trading Symbol	JAPN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Japan Owner Operator ETF (the “Fund”) for the period of May 12, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/japn/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/japn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Japan Owner Operator ETF	$12	0.85%
[4]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/japn/ for more recent performance information.
Net Assets	$ 9,093,159
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,093,159
Number of Holdings	30
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Technology	25.0%
Consumer, Cyclical	23.6%
Consumer, Non-cyclical	17.4%
Communications	15.5%
Industrial	14.4%
Cash & Other	4.1%

Top 10 Issuers	(%)
Japan Elevator Service Holdings Co. Ltd.	5.3%
Furuno Electric Co. Ltd.	5.2%
Oro Co. Ltd.	4.7%
Visional, Inc.	4.4%
ULS Group, Inc.	4.3%
Hikari Tsushin, Inc.	4.2%
Resorttrust, Inc.	4.2%
IG Port, Inc.	4.1%
Pan Pacific International Holdings Corp.	3.9%
Digital Garage, Inc.	3.7%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/japn/
Horizon Kinetics Medical ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Medical ETF
Class Name	Horizon Kinetics Medical ETF
Trading Symbol	MEDX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Medical ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/medx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Medical ETF	$43	0.85%
[5]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
Net Assets	$ 15,241,248
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$15,241,248
Number of Holdings	33
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Consumer, Non-cyclical	93.6%
Cash & Other	6.4%

Top 10 Issuers	(%)
Eli Lilly & Co.	16.5%
AbbVie, Inc.	9.0%
Novartis AG	7.3%
Alnylam Pharmaceuticals, Inc.	5.9%
Amgen, Inc.	5.9%
AstraZeneca PLC	5.5%
Bristol-Myers Squibb Co.	5.2%
Johnson & Johnson	4.8%
Alkermes PLC	4.1%
Pfizer, Inc.	3.9%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/medx/
Horizon Kinetics SPAC Active ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics SPAC Active ETF
Class Name	Horizon Kinetics SPAC Active ETF
Trading Symbol	SPAQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics SPAC Active ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/spaq/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics SPAC Active ETF	$44	0.85%
[6]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
Net Assets	$ 16,488,742
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$16,488,742
Number of Holdings	50
Portfolio Turnover	37%

Holdings [Text Block]

Top Sectors	(%)
Special Purpose Acquisition Companies (SPACs)	97.0%
Cash & Other	3.0%

Top 10 Issuers	(%)
Axiom Intelligence Acquisition Corp. 1	5.0%
Centurion Acquisition Corp.	4.8%
Oaktree Acquisition Corp. III Life Sciences	4.7%
Launch Two Acquisition Corp.	4.7%
Aldel Financial II, Inc.	4.6%
Graf Global Corp.	4.4%
Jackson Acquisition Co. II	4.3%
Legato Merger Corp. III	4.3%
Roman DBDR Acquisition Corp. II	4.3%
Ares Acquisition Corp. II	4.2%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/spaq/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized